SEGMENT REPORTING - Summary of revenues and percentage of revenues by geographical locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting
Total product sales revenues	$ 446,103	$ 398,151	$ 243,626
Total net revenues
Segment reporting
Concentration Risk Threshold Percentage	100.00%	100.00%	100.00%
Europe
Segment reporting
Total product sales revenues	$ 218,915	$ 175,749	$ 87,586
Europe | Total net revenues
Segment reporting
Concentration Risk Threshold Percentage	49.10%	44.10%	36.00%
North America
Segment reporting
Total product sales revenues	$ 91,520	$ 81,203	$ 37,932
North America | Total net revenues
Segment reporting
Concentration Risk Threshold Percentage	20.50%	20.40%	15.60%
Other countries
Segment reporting
Total product sales revenues	$ 135,668	$ 141,199	$ 118,108
Other countries | Total net revenues
Segment reporting
Concentration Risk Threshold Percentage	30.40%	35.50%	48.40%